Summary of Status of Options Issued and Changes in Options Outstanding (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares Available for Grant
Beginning Balance	901,290	51,601	1,077,352
Shares authorized for issuance	512,210		4,009,345
Options granted under the Plan	(1,413,500)		(5,054,317)
Restricted stock granted under the Plan			(250,000)
Options exercised	0
Options forfeited	0	849,689	269,221
Ending Balance	0	901,290	51,601
Outstanding Stock Options
Beginning Balance	5,778,866	6,628,555	1,893,303
Shares authorized for issuance	0
Options granted under the Plan	1,413,500		5,054,317
Options exercised	0		(49,844)
Options forfeited	0	(849,689)	(269,221)
Ending Balance	7,192,366	5,778,866	6,628,555
Exercisable, Balance	4,323,751	3,566,669
Options Outstanding Weighted-Average Exercise Price
Beginning Balance	$ 1.11	$ 1.31	$ 1.36
Options granted under the Plan	$ 0.30		$ 1.03
Options exercised	$ 0		$ 0.13
Options forfeited	$ 0	$ 1.00	$ 1.53
Ending Balance	$ 0.51	$ 1.11	$ 1.31
Exercisable, Balance	$ 0.65	$ 1.17
Options Outstanding Aggregate Intrinsic Value
Balance	$ 0	$ 0
Exercisable, Balance	$ 0	$ 0